Intangible assets - Summary of Intangible Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 0
Ending balance	988,406	$ 0
Charge for the year	15,963	0
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Acquisition through business combination (Note 7)	1,002,147	0
Additions	2,222	0
Ending balance	1,004,369	0
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Charge for the year	15,963	0
Ending balance	$ 15,963	$ 0